Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Net Cash Flows Activities Attributable to Discontinued Operations (Detail) - USD ($)
$ in Thousands
		2 Months Ended	12 Months Ended
		Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes			$ (1,197,612)	$ 703,377	[1]	$ (537,740)	[1]
Effect of exchange rate changes on cash and cash equivalents			(19,081)	114,071	[1]	9,197	[1]
Cash and cash equivalents at beginning of period	[2]		2,689,456
Cash and cash equivalents at end of period			$ 1,472,763	2,689,456	[2]
Assets and Liabilities Classified as Held for Distribution [Member]
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Net cash flows from (used in) operating activities		$ 224,787				880,591
Net cash flows from (used in) investing activities		(68,237)				(453,241)
Net cash flows from (used in) financing activities		(130,432)				(417,654)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes		26,118				9,695
Effect of exchange rate changes on cash and cash equivalents		2,701				(25,782)
Net increase (decrease) in cash and cash equivalents		28,819				(16,087)
Cash and cash equivalents at beginning of period		203,140		$ 203,140		219,226
Cash and cash equivalents at end of period		$ 231,959				$ 203,140

[1]	(*) See Note 3
[2]	As Restated